Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Profit/(loss) before tax	$ 20,845	$ (6,161)	$ (61,149)
Adjustments to reconcile profit/(loss) before tax to net cash flows:
Loss on sale of vessel/Impairment losses	1,651	3,195	19,396
Depreciation of tangible assets	33,855	33,296	32,557
Amortization and impairment of intangible assets	2,923	2,773	2,772
Depreciation of right-of-use assets	2,668	712	746
Loss from mark to market and disposal of financial asset	(0)	(0)	24,149
Movements in provisions	301	492	501
Finance income	(1,743)	(598)	(4,627)
Finance costs	63,640	62,287	65,299
Working capital adjustments:
(Increase)/decrease in other non-current assets	(1,034)	1,684	(2,512)
Increase/(decrease) in other non-current liabilities	39	(183)	286
Decrease/(increase) in trade receivables and contract assets	10,341	(2,754)	(9,741)
(Increase)/decrease in inventories	(80)	1,857	1,290
(Decrease)/increase in trade and other payables and contract liabilities	(2,532)	2,307	2,491
(Increase)/decrease in prepayments and other assets	(4,856)	(1,950)	524
Interest received	1,743	598	8,178
Interest paid	(58,350)	(58,402)	(60,193)
Income tax paid	(9)	(25)	(27)
Net cash flows from operating activities	69,402	35,414	19,940
Investing activities
Acquisition of tangible assets	(27,707)	(12,835)	(10,738)
Acquisition of assets under construction	(24,249)	(2,598)	(19,498)
Decrease/(increase) in restricted cash	300	(300)	0
Proceeds from sale of vessels	4,489	2,186	0
Proceeds from disposals	615	0	0
Partial collection of the parent Company loan agreement (related party)	0	0	7,500
Acquisition of subsidiaries	(1,424)	0	0
Proceeds from the sale of shares (related party)	0	0	3,704
Proceeds from net investment in the lease	0	0	313
Net cash flows used in investing activities	(47,976)	(13,547)	(18,719)
Financing activities
Payment of principal portion of lease liabilities	(2,430)	(547)	(579)
Proceeds from long term debt, net of deferred finance costs	38,638	37,000	0
Repayment of long-term debt and payment of principal	(23,205)	(31,206)	(13,525)
Repayment of notes payable	(5,011)	(4,830)	(5,261)
Dividends paid - Promissory Note	(10,000)	(5,000)	(24,146)
Net cash flows used in financing activities	(2,008)	(4,583)	(43,511)
Net increase/(decrease) in cash and cash equivalents	19,418	17,284	(42,290)
Cash and cash equivalents at January 1	49,864	32,580	74,870
Cash and cash equivalents at December 31	69,282	49,864	32,580
Non-cash investing and financing activities:
Transfers from assets under construction to tangible assets	1,907	0	57,107
Seller’s credit agreement for the construction of six liquid barges	0	0	2,246
Seller’s credit agreement for the acquisition of the 2020 Fleet	0	0	15,000
Collection of parent Company loan agreement (related party)	0	0	62,500
Dividend in kind	0	0	(36,159)
Dividend payable -promissory note	0	0	15,000
Lease of Twelve Jumbo Barges	3,031	0	0
Tangible assets unpaid	(1,985)	0	(576)
Assets under construction unpaid	(600)	0	0
Capitalized interest	$ 826	$ 0	$ 0